Annual Fund Operating Expenses (Vanguard Inflation-Protected Securities Fund Retail)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Admiral Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.18%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.10%